Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance (in Shares) at Jun. 18, 2024
Balance at Jun. 18, 2024
Class B ordinary shares issued to Sponsor	[1]		$ 671	24,329		25,000
Class B ordinary shares issued to Sponsor (in Shares)	[1]		6,708,333
Sale of Private Placement Warrants		$ 66		6,471,934		6,472,000
Sale of Private Placement Warrants (in Shares)		663,125
Fair value of Public Warrants at issuance				525,000		525,000
Sale of Restricted Shares		$ 33		159,217		159,250
Sale of Restricted Shares (in Shares)		325,000
Allocated value of transaction costs to Class A ordinary shares				(71,958)		(71,958)
Accretion of Class A ordinary shares subject to redemption to redemption amount				(7,108,522)	(6,282,312)	(13,390,834)
Net income					(71,891)	(71,891)
Balance (in Shares) at Dec. 31, 2024		988,125	6,708,333
Balance at Dec. 31, 2024		$ 99	$ 671		(6,354,203)	(6,353,433)
Forfeiture of Founder Shares			$ (88)	88
Forfeiture of Founder Shares (in Shares)			(875,000)
Accretion of Class A ordinary shares subject to redemption to redemption amount				(88)	(7,188,098)	(7,188,186)
Net income					5,017,538	5,017,538
Balance (in Shares) at Dec. 31, 2025		988,125	5,833,333
Balance at Dec. 31, 2025		$ 99	$ 583		$ (8,524,763)	$ (8,524,081)

[1]	Includes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.